DETAILS OF CASH FLOWS - Non-cash investing and financing activities (Details) - Stapled Units - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Units issued under the stapled unit plan (in units) (note 12 (b))	27	31
Value of stapled units issued	$ 2.2	$ 2.0